Note 4 - Equity - Schedule of Stock Option Activity (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Outstanding, options (in shares)		100,180
Outstanding, options, weighted average exercise price (in dollars per share)		$ 46.59
Outstanding, options, Weighted average remaining contractual term (Year)		8 years 11 months 1 day	9 years 4 months 6 days
Outstanding, aggregate intrinsic value		$ 0	$ 1,680,672
Granted, options (in shares)		143,303
Granted, options, weighted average exercise price (in dollars per share)		$ 23.02
Exercised, options (in shares)		0
Exercised, options, weighted average exercise price (in dollars per share)		$ 0
Forfeited/Cancelled, options (in shares)		0
Forfeited/Cancelled, options, weighted average exercise price (in dollars per share)		$ 0
Expired, options (in shares)		0
Expired, options, weighted average exercise price (in dollars per share)		$ 0
Outstanding, options (in shares)		243,483	100,180
Outstanding, options, weighted average exercise price (in dollars per share)		$ 32.72	$ 46.59
Exercisable, options (in shares)	[1]	37,923
Exercisable, options, weighted average exercise price (in dollars per share)	[1]	$ 44.35
Exercisable, options, Weighted average remaining contractual term (Year)		8 years 2 months 12 days
Exercisable, aggregate intrinsic value		$ 0

[1]	Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.